BUSINESS COMBINATIONS - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement of goodwill
Balance at the beginning of the year	¥ 1,570,755	¥ 1,341,087
Addition during the year	181,215	229,668
Balance at end of year	¥ 1,751,970	¥ 1,570,755